100 Summer Street Floor 7 Mail Stop SUM 0703 Boston, MA 02111

July 31, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	The Arbitrage Funds (the “Registrant”)
(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 47 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 50 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act for the purposes of reflecting changes to the name and diversification policy of the Water Island Diversified Event-Driven Fund as well as certain other non-material changes. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing. No fees are required in connection with this filing.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company